Valent Technologies LLC agreement (Detail Textuals)	12 Months Ended		1 Months Ended	0 Months Ended					0 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Warrants	Jan. 25, 2013 DelMar Pharmaceuticals, Inc	Sep. 12, 2010 Loan agreement USD ($)	Sep. 12, 2010 Loan agreement Valent Technologies, LLC USD ($)	Dec. 31, 2013 Loan agreement Valent Technologies, LLC USD ($)	Dec. 31, 2012 Loan agreement Valent Technologies, LLC USD ($)	Feb. 03, 2011 Loan agreement Valent Technologies, LLC USD ($)	Feb. 01, 2012 Loan agreement Valent Technologies, LLC Warrants
Agreement [Line Items]
Consideration paid to acquire patent and prototype of drug product				$ 250,000
Lease amount of financing transaction					2,000,000
Issuance of common shares to Valent for future royalty reduction (in shares)			1,150,000
Loan amount								250,000
Unsecured loan interest bearing rate								3.00%
Loan payable, including accrued interest						272,372	264,352
Accrued interest						22,372	14,352
Number of warrants issued		200,000							500,000
Exercise price of warrants (in Canadian dollars per warrant)									0.50
Fair value of the contingent warrants	$ 89,432